Tax expense/(benefit) - Summary of tax loss carry-forwards (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 4,371	€ 2,152
Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,782	9,069	€ 9,506
Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,689	2,764
Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,093	6,305
France | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,640	1,663
France | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,621	1,645
France | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	19	18
Germany | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	381	120
Germany | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	381	120
Germany | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Spain | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	509	561
Spain | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	95	63
Spain | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	414	498
Italy | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,665	3,499
Italy | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	639	605
Italy | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,026	2,894
Brazil | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,921	2,411
Brazil | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,616	0
Brazil | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	305	2,411
Other | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	666	815
Other | Recognized deferred tax assets on tax loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	337	331
Other | Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 329	€ 484